Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and other benefits	$ 60	$ 57
Share-based payments	20	19
Total compensation	$ 80	$ 76